Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

Class A Prospectus | Small Cap Series
Small Cap Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
SMALL CAP SERIES – CLASS A SHARES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Class A Prospectus Small Cap Series CLASS A
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Prospectus Small Cap Series CLASS A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.11%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A Prospectus Small Cap Series CLASS A	113	353	612	1,352

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, shares of real estate investment companies (REITs), American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  Small company stocks go down in value or underperform larger company stocks.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on stocks of small companies. These risks include the following:
  The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small companies may be less marketable than the stocks of larger companies.
  Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 06/30/09): 25.88% Lowest (quarter ended 12/31/08): (32.79)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class A Prospectus Small Cap Series	1 Year	5 Years	10 Years	Since Current Activation	Inception Date
CLASS A SHARES	18.66%	(0.35%)	7.08%	7.24%	Apr 30, 1992
CLASS A SHARES Return After Taxes on Distributions	18.66%	(0.39%)	5.86%	5.38%	Apr 30, 1992
CLASS A SHARES Return After Taxes on Distributions and Sale of Series Shares	12.13%	(0.31%)	6.00%	5.49%	Apr 30, 1992
S&P 500�� Index (reflect no deduction for fees, expenses, or taxes)	16.01%	1.68%	7.11%	8.31%	Apr 30, 1992
Russell 2000 Index (reflect no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%	8.84%	Apr 30, 1992

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class A Prospectus | Small Cap Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SMALL CAP SERIES – CLASS A SHARES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, shares of real estate investment companies (REITs), American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  Small company stocks go down in value or underperform larger company stocks.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on stocks of small companies. These risks include the following:
  The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small companies may be less marketable than the stocks of larger companies.
  Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/09): 25.88% Lowest (quarter ended 12/31/08): (32.79)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A Prospectus | Small Cap Series | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	113
AFTER 3 YEARS	rr_ExpenseExampleYear03	353
AFTER 5 YEARS	rr_ExpenseExampleYear05	612
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,352
2003	rr_AnnualReturn2003	37.82%
2004	rr_AnnualReturn2004	19.81%
2005	rr_AnnualReturn2005	14.11%
2006	rr_AnnualReturn2006	18.06%
2007	rr_AnnualReturn2007	(9.32%)
2008	rr_AnnualReturn2008	(50.68%)
2009	rr_AnnualReturn2009	48.39%
2010	rr_AnnualReturn2010	25.71%
2011	rr_AnnualReturn2011	(10.01%)
2012	rr_AnnualReturn2012	18.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.79%)
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992
Class A Prospectus | Small Cap Series | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992
Class A Prospectus | Small Cap Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
10 Years	rr_AverageAnnualReturnYear10	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992
Class A Prospectus | Small Cap Series | S&P 500�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992
Class A Prospectus | Small Cap Series | Russell 2000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Commodity Series
Commodity Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the securities of companies in commodities-based industries.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
COMMODITY SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Commodity Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commodity Series
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.13%
Total Annual Fund Operating Expenses		1.13%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. As of the date of this prospectus, this Series has never been active; therefore, the “Total Annual Fund Operating Expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS
Commodity Series	115	359

Portfolio Turnover
As of the date of this prospectus, this Series has never been active. The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from one or more commodities-based industries, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in one or more commodity-based industries by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:
  The stocks of commodity-related companies may underperform other sectors or the market as a whole.
  The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
  Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.

  The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect.
In addition, because the Series may hold a significant portion of its assets in foreign securities and ADRs, it is subject to risks specific to foreign holdings. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  Investments in emerging market countries may be more volatile than investments in more developed markets.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The Series has never been active as of the date of this prospectus; therefore, no performance information is provided.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Commodity Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Commodity Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth by investing principally in the securities of companies in commodities-based industries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	COMMODITY SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	As of the date of this prospectus, this Series has never been active. The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. As of the date of this prospectus, this Series has never been active; therefore, the “Total Annual Fund Operating Expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from one or more commodities-based industries, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in one or more commodity-based industries by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in commodity-based industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:
  The stocks of commodity-related companies may underperform other sectors or the market as a whole.
  The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
  Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.

  The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect.
In addition, because the Series may hold a significant portion of its assets in foreign securities and ADRs, it is subject to risks specific to foreign holdings. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  Investments in emerging market countries may be more volatile than investments in more developed markets.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Series has never been active as of the date of this prospectus; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series has never been active as of the date of this prospectus; therefore, no performance information is provided.
Commodity Series | Commodity Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
AFTER 1 YEAR	rr_ExpenseExampleYear01	115
AFTER 3 YEARS	rr_ExpenseExampleYear03	359

[1]	Other expenses are based on estimated amounts for the current fiscal year.

Technology Series
Technology Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
TECHNOLOGY SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Technology Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Technology Series
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.13%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Technology Series	115	359	622	1,375

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 55% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: computer hardware & software, semiconductors, data networking & communications equipment, communication services, electronic equipment & instruments, healthcare information technology, Internet-based software and services, alternative energy products & services, and related suppliers and distributors. In addition to companies involved in the manufacture, sale, and distribution of technology products and services, the Advisor also actively looks to invest in companies that use technology extensively in their operations for competitive advantage, or have a technological edge that allows them to gain market share. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.
The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:
  The stocks of technology-based companies may underperform other sectors or the market as a whole. The stocks of technology-based companies may experience greater price volatility than other types of common stocks.
  Technology company stocks may be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Information Technology Index, which is a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of technology-related products and services, and therefore provides information on the performance of the technology sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 06/30/03): 28.93% Lowest (quarter ended 12/31/08): (23.63)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Current Activation	Inception Date
Technology Series	10.11%	0.68%	13.47%	2.26%	Aug 8, 2000
Technology Series Return After Taxes on Distributions	9.42%	0.41%	13.05%	1.96%	Aug 8, 2000
Technology Series Return After Taxes on Distributions and Sale of Series Shares	7.51%	0.51%	12.05%	1.87%	Aug 8, 2000
Technology Series S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	16.01%	1.68%	7.11%	1.61%	Aug 8, 2000
Technology Series S&P 500 Information Technology Index (reflect no deduction for fees, expenses, or taxes)	14.82%	3.58%	8.65%	(3.71%)	Aug 8, 2000

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Technology Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Technology Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	TECHNOLOGY SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: computer hardware & software, semiconductors, data networking & communications equipment, communication services, electronic equipment & instruments, healthcare information technology, Internet-based software and services, alternative energy products & services, and related suppliers and distributors. In addition to companies involved in the manufacture, sale, and distribution of technology products and services, the Advisor also actively looks to invest in companies that use technology extensively in their operations for competitive advantage, or have a technological edge that allows them to gain market share. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.
		The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in technology-based industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:
  The stocks of technology-based companies may underperform other sectors or the market as a whole. The stocks of technology-based companies may experience greater price volatility than other types of common stocks.
  Technology company stocks may be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Information Technology Index, which is a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of technology-related products and services, and therefore provides information on the performance of the technology sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Information Technology Index, which is a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of technology-related products and services, and therefore provides information on the performance of the technology sector of the market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/03): 28.93% Lowest (quarter ended 12/31/08): (23.63)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Technology Series | Technology Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	115
AFTER 3 YEARS	rr_ExpenseExampleYear03	359
AFTER 5 YEARS	rr_ExpenseExampleYear05	622
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,375
2003	rr_AnnualReturn2003	99.46%
2004	rr_AnnualReturn2004	10.08%
2005	rr_AnnualReturn2005	2.20%
2006	rr_AnnualReturn2006	24.37%
2007	rr_AnnualReturn2007	22.55%
2008	rr_AnnualReturn2008	(45.86%)
2009	rr_AnnualReturn2009	61.90%
2010	rr_AnnualReturn2010	19.53%
2011	rr_AnnualReturn2011	(10.31%)
2012	rr_AnnualReturn2012	10.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	23.63%
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	13.47%
Since Current Activation	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2000
Technology Series | Return After Taxes on Distributions | Technology Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.42%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	13.05%
Since Current Activation	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2000
Technology Series | Return After Taxes on Distributions and Sale of Series Shares | Technology Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	12.05%
Since Current Activation	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2000
Technology Series | S&P 500 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	7.11%
Since Current Activation	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2000
Technology Series | S&P 500 Information Technology Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	8.65%
Since Current Activation	rr_AverageAnnualReturnSinceInception	(3.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2000

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

International Series
International Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
INTERNATIONAL SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees International Series (USD $)	CLASS I	CLASS S
Shareholder Fees (paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Series		CLASS I	CLASS S
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Other Expenses		0.17%	0.42%
Shareholder Services Fee		none	0.25%
Remainder of Other Expenses		0.17%	0.17%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		0.94%	1.19%
Less Fee Waivers and Expense Reimbursements		(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.87%	1.12%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.85% of each Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
CLASS I	89	293	513	1,148
CLASS S	114	371	648	1,437

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 22% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a “top-down” strategy. The Series is different from many stock funds because the Advisor’s primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad themes that cut across countries or issuers and then implements each top-down theme by purchasing a basket of stocks in a selected country, region, sector, or industry in an attempt to benefit from those themes. The Advisor may also purchase individual securities related to a particular theme. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible. The Series may invest in cash and cash equivalents for defensive purposes or when seeking other investment opportunities.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and the MSCI All Country World Index ex USA, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets and therefore provides information on the performance of foreign stocks. The Class I shares commenced operations on March 15, 2012. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 06/30/03): 25.99% Lowest (quarter ended 09/30/11): (21.17)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns International Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	15.93%	0.26%	10.28%	8.39%	Aug 27, 1992
CLASS S Return After Taxes on Distributions	15.98%	(0.57%)	9.00%	6.43%	Aug 27, 1992
CLASS S Return After Taxes on Distributions and Sale of Series Shares	10.87%	(0.02%)	8.80%	6.54%	Aug 27, 1992
S&P 500 Index�� (reflect no deduction for fees, expenses, or taxes)	16.01%	1.68%	7.11%	8.40%	Aug 27, 1992
MSCI All Country World Index ex USA (reflect no deduction for fees, expenses, or taxes)	16.83%	(2.89%)	9.74%	6.47%	Aug 31, 1992

Performance numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the Series’ inception date. Performance numbers for the MSCI All Country World Index ex USA are calculated from August 31, 1992.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
International Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	INTERNATIONAL SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a “top-down” strategy. The Series is different from many stock funds because the Advisor’s primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad themes that cut across countries or issuers and then implements each top-down theme by purchasing a basket of stocks in a selected country, region, sector, or industry in an attempt to benefit from those themes. The Advisor may also purchase individual securities related to a particular theme. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible. The Series may invest in cash and cash equivalents for defensive purposes or when seeking other investment opportunities.

		The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and the MSCI All Country World Index ex USA, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets and therefore provides information on the performance of foreign stocks. The Class I shares commenced operations on March 15, 2012. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and the MSCI All Country World Index ex USA, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets and therefore provides information on the performance of foreign stocks.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/03): 25.99% Lowest (quarter ended 09/30/11): (21.17)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only and would be different for the other share class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the Series’ inception date. Performance numbers for the MSCI All Country World Index ex USA are calculated from August 31, 1992.

		The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
International Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[1],[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	89
AFTER 3 YEARS	rr_ExpenseExampleYear03	293
AFTER 5 YEARS	rr_ExpenseExampleYear05	513
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,148
International Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[1],[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	114
AFTER 3 YEARS	rr_ExpenseExampleYear03	371
AFTER 5 YEARS	rr_ExpenseExampleYear05	648
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,437
2003	rr_AnnualReturn2003	42.10%
2004	rr_AnnualReturn2004	17.67%
2005	rr_AnnualReturn2005	13.99%
2006	rr_AnnualReturn2006	21.96%
2007	rr_AnnualReturn2007	13.01%
2008	rr_AnnualReturn2008	(33.25%)
2009	rr_AnnualReturn2009	34.23%
2010	rr_AnnualReturn2010	12.04%
2011	rr_AnnualReturn2011	(12.93%)
2012	rr_AnnualReturn2012	15.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.17%)
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	10.28%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 1992
International Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.98%
5 Years	rr_AverageAnnualReturnYear05	(0.57%)
10 Years	rr_AverageAnnualReturnYear10	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 1992
International Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.87%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 1992
International Series | S&P 500 Index�� (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 1992
International Series | MSCI All Country World Index ex USA (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1992

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.85% of each Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Life Sciences Series
Life Sciences Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
LIFE SCIENCES SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Life Sciences Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Life Sciences Series
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.16%
Acquired Fund Fee and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.17%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Life Sciences Series	119	372	644	1,420

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 75% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate income for the Series by writing (selling) options on the underlying security.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a “bottom-up” strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.
The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:
  The stocks of life science-related companies may underperform other sectors or the market as a whole.
  The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
  Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in options:
  Options, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in options contracts may not be as liquid as the Series’ other investments.
The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Health Care Index, a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of health care related products and services and therefore provides information on the performance of the health care sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 06/30/09): 21.88% Lowest (quarter ended 12/31/08): (28.38)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Current Activation	Inception Date
Life Sciences Series	25.89%	4.47%	8.96%	11.87%	Nov 5, 1999
Life Sciences Series Return After Taxes on Distributions	24.10%	4.02%	7.77%	9.03%	Nov 5, 1999
Life Sciences Series Return After Taxes on Distributions and Sale of Series Shares	17.97%	3.70%	7.42%	8.85%	Nov 5, 1999
Life Sciences Series S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	16.01%	1.68%	7.11%	2.20%	Nov 5, 1999
Life Sciences Series S&P 500 Health Care Index (reflect no deduction for fees, expenses, or taxes)	17.89%	4.81%	6.16%	3.63%	Nov 5, 1999

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Life Sciences Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Life Sciences Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	LIFE SCIENCES SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate income for the Series by writing (selling) options on the underlying security.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a “bottom-up” strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.
		The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:
  The stocks of life science-related companies may underperform other sectors or the market as a whole.
  The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
  Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in options:
  Options, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in options contracts may not be as liquid as the Series’ other investments.
The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Health Care Index, a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of health care related products and services and therefore provides information on the performance of the health care sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Health Care Index, a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of health care related products and services and therefore provides information on the performance of the health care sector of the market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/09): 21.88% Lowest (quarter ended 12/31/08): (28.38)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Life Sciences Series | Life Sciences Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	119
AFTER 3 YEARS	rr_ExpenseExampleYear03	372
AFTER 5 YEARS	rr_ExpenseExampleYear05	644
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,420
2003	rr_AnnualReturn2003	29.39%
2004	rr_AnnualReturn2004	3.03%
2005	rr_AnnualReturn2005	14.16%
2006	rr_AnnualReturn2006	12.52%
2007	rr_AnnualReturn2007	10.62%
2008	rr_AnnualReturn2008	(38.77%)
2009	rr_AnnualReturn2009	51.79%
2010	rr_AnnualReturn2010	14.80%
2011	rr_AnnualReturn2011	(7.33%)
2012	rr_AnnualReturn2012	25.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.38%)
1 Year	rr_AverageAnnualReturnYear01	25.89%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Current Activation	rr_AverageAnnualReturnSinceInception	11.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1999
Life Sciences Series | Return After Taxes on Distributions | Life Sciences Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.10%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Since Current Activation	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1999
Life Sciences Series | Return After Taxes on Distributions and Sale of Series Shares | Life Sciences Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.97%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	7.42%
Since Current Activation	rr_AverageAnnualReturnSinceInception	8.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1999
Life Sciences Series | S&P 500 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	7.11%
Since Current Activation	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1999
Life Sciences Series | S&P 500 Health Care Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.89%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Since Current Activation	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1999

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class A Prospectus | World Opportunities Series
World Opportunities Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
WORLD OPPORTUNITIES SERIES – CLASS A SHARES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Class A Prospectus World Opportunities Series CLASS A SHARES
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Prospectus World Opportunities Series CLASS A SHARES
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.08%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.09%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A Prospectus World Opportunities Series CLASS A SHARES	111	347	601	1,329

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 45% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers and U.S. stocks. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world.

The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 09/30/09): 24.95% Lowest (quarter ended 12/31/08): (24.30)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class A Prospectus World Opportunities Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS A SHARES	18.81%	(1.93%)	9.83%	8.48%	Sep 6, 1996
CLASS A SHARES Return After Taxes on Distributions	18.67%	(2.36%)	8.84%	5.71%	Sep 6, 1996
CLASS A SHARES Return After Taxes on Distributions and Sale of Series Shares	12.75%	(1.64%)	8.57%	5.83%	Sep 6, 1996
MSCI All Country World Index ex USA (reflect no deduction for fees, expenses, or taxes)	16.83%	(2.89%)	9.74%	5.17%	Sep 30, 1996

Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class A Prospectus | World Opportunities Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	World Opportunities Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	WORLD OPPORTUNITIES SERIES – CLASS A SHARES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers and U.S. stocks. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world.

The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 24.95% Lowest (quarter ended 12/31/08): (24.30)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

		The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A Prospectus | World Opportunities Series | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	111
AFTER 3 YEARS	rr_ExpenseExampleYear03	347
AFTER 5 YEARS	rr_ExpenseExampleYear05	601
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,329
2003	rr_AnnualReturn2003	30.80%
2004	rr_AnnualReturn2004	25.42%
2005	rr_AnnualReturn2005	11.33%
2006	rr_AnnualReturn2006	33.88%
2007	rr_AnnualReturn2007	15.13%
2008	rr_AnnualReturn2008	(40.07%)
2009	rr_AnnualReturn2009	39.12%
2010	rr_AnnualReturn2010	9.23%
2011	rr_AnnualReturn2011	(16.14%)
2012	rr_AnnualReturn2012	18.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
1 Year	rr_AverageAnnualReturnYear01	18.81%
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
10 Years	rr_AverageAnnualReturnYear10	9.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1996
Class A Prospectus | World Opportunities Series | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.67%
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
10 Years	rr_AverageAnnualReturnYear10	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1996
Class A Prospectus | World Opportunities Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	(1.64%)
10 Years	rr_AverageAnnualReturnYear10	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1996
Class A Prospectus | World Opportunities Series | MSCI All Country World Index ex USA (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

High Yield Bond Series
High Yield Bond Series Summary Section
Investment Goal
The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
HIGH YIELD BOND SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees High Yield Bond Series (USD $)	CLASS I	CLASS S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Bond Series		CLASS I	CLASS S
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Other Expenses		0.10%	0.35%
Shareholder Services Fee		none	0.25%
Remainder of Other Expenses		0.10%	0.10%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.86%	1.11%
[1]	(AFFE)
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example High Yield Bond Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
CLASS I	88	274	477	1,061
CLASS S	113	353	612	1,352

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 91% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to provide a high level of long-term total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. These bonds may include fixed income securities issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest in securities of other investment companies, such as open-end or closed-end management investment companies. The Series may invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate investments.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term fixed income securities when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term fixed income securities when it expects yields to rise.

Credit Quality — The Series will invest primarily in non-investment grade securities, those rated below BBB- by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their “credit spreads” (i.e., the difference between the bonds’ yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive. The Series may invest in securities with any rating, including those that have defaulted, are not rated, or have had their rating withdrawn.

Bond Selection Process — The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, and maturities.
  “Bottom-up” factors such as an issuer’s financial status, market position, and managerial expertise.

Principal Risks of Investing in the Series
The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
  The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.
The Series is subject to additional risks due to the large portion of the portfolio invested in foreign fixed income securities. These risks include:
  The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States.
  Because a portion of the Series’ investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
  Investments in emerging market countries may be more volatile than investments in more developed markets.
To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high yield bonds:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
High yield bonds are low-rated corporate or government bonds and non-investment grade fixed income securities. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares were formerly known as the High Yield Bond Series, with no class designation. The Series was previously active from March 3, 2003 to September 15, 2004. The Series was redeemed in full on September 15, 2004 and was reactivated on September 14, 2009. For years in which the Series was inactive or was not active for a full calendar year, no performance information is shown in the bar chart. Because the High Yield Bond Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index. The Class I shares commenced operations on August 1, 2012. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

[1]	The High Yield Series was either inactive or not active for the full calendar year; therefore, no performance information has been provided. Because the High Yield Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Quarterly Returns Highest (quarter ended 09/30/10): 6.81% Lowest (quarter ended 09/30/11): (4.14)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns High Yield Bond Series	1 Year	Since Current Activation	Inception Date
CLASS S	14.46%	11.44%	Sep 14, 2009
CLASS S Return After Taxes on Distributions	11.23%	8.46%	Sep 14, 2009
CLASS S Return After Taxes on Distributions and Sale of Series Shares	9.70%	8.16%	Sep 14, 2009
Bank of America Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index (reflects no deduction for fees, expenses, or taxes)	14.71%	12.82%	Sep 14, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
High Yield Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Bond Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	HIGH YIELD BOND SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to provide a high level of long-term total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. These bonds may include fixed income securities issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest in securities of other investment companies, such as open-end or closed-end management investment companies. The Series may invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate investments.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term fixed income securities when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term fixed income securities when it expects yields to rise.

Credit Quality — The Series will invest primarily in non-investment grade securities, those rated below BBB- by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their “credit spreads” (i.e., the difference between the bonds’ yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive. The Series may invest in securities with any rating, including those that have defaulted, are not rated, or have had their rating withdrawn.

Bond Selection Process — The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, and maturities.
  “Bottom-up” factors such as an issuer’s financial status, market position, and managerial expertise.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
  The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.
The Series is subject to additional risks due to the large portion of the portfolio invested in foreign fixed income securities. These risks include:
  The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States.
  Because a portion of the Series’ investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
  Investments in emerging market countries may be more volatile than investments in more developed markets.
To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high yield bonds:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
High yield bonds are low-rated corporate or government bonds and non-investment grade fixed income securities. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares were formerly known as the High Yield Bond Series, with no class designation. The Series was previously active from March 3, 2003 to September 15, 2004. The Series was redeemed in full on September 15, 2004 and was reactivated on September 14, 2009. For years in which the Series was inactive or was not active for a full calendar year, no performance information is shown in the bar chart. Because the High Yield Bond Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index. The Class I shares commenced operations on August 1, 2012. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/10): 6.81% Lowest (quarter ended 09/30/11): (4.14)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
High Yield Bond Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	88
AFTER 3 YEARS	rr_ExpenseExampleYear03	274
AFTER 5 YEARS	rr_ExpenseExampleYear05	477
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,061
High Yield Bond Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	113
AFTER 3 YEARS	rr_ExpenseExampleYear03	353
AFTER 5 YEARS	rr_ExpenseExampleYear05	612
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,352
2003	rr_AnnualReturn2003		[3]
2004	rr_AnnualReturn2004		[3]
2005	rr_AnnualReturn2005		[3]
2006	rr_AnnualReturn2006		[3]
2007	rr_AnnualReturn2007		[3]
2008	rr_AnnualReturn2008		[3]
2009	rr_AnnualReturn2009		[3]
2010	rr_AnnualReturn2010	13.59%
2011	rr_AnnualReturn2011	4.87%
2012	rr_AnnualReturn2012	14.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.14%)
1 Year	rr_AverageAnnualReturnYear01	14.46%
Since Current Activation	rr_AverageAnnualReturnSinceInception	11.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
High Yield Bond Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.23%
Since Current Activation	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
High Yield Bond Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.70%
Since Current Activation	rr_AverageAnnualReturnSinceInception	8.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
High Yield Bond Series | Bank of America Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.71%
Since Current Activation	rr_AverageAnnualReturnSinceInception	12.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009

[1]	(AFFE)
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[3]	The High Yield Series was either inactive or not active for the full calendar year; therefore, no performance information has been provided. Because the High Yield Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Global Fixed Income Series
Global Fixed Income Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
GLOBAL FIXED INCOME SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees Global Fixed Income Series (USD $)	CLASS I	CLASS S
Shareholder Fees (paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Fixed Income Series		CLASS I	CLASS S
Management Fees		0.60%	0.60%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.27%	0.42%
Shareholder Services Fee		none	0.15%
Remainder of Other Expenses		0.27%	0.27%
Acquired Fund Fees and Expenses	[1][2]	0.06%	0.06%
Total Annual Fund Operating Expenses		0.93%	1.08%
Less Fee Waiver and/or Expense Reimbursement		(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3][4]	0.76%	0.91%
[1]	Other expenses and AFFE are based on estimated expenses for the current fiscal year.
[2]	(AFFE)
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.70% of each Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Fixed Income Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS
CLASS S	93	327
CLASS I	78	279

Portfolio Turnover
The Series pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series. For the period October 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 4% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to provide a high level of total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world, including emerging markets. Under normal circumstances, the Series will invest at least 40% of its net assets in securities issued by non-U.S. companies or non-U.S. governments, their agencies, or instrumentalities. The Series’ portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, securitized/collateralized instruments, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality — The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as “junk bonds,” those rated below BBB-by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor.

Bond Selection Process — The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:
  Relative economic conditions of each country.
  Interest rate sensitivity of particular countries, sectors, and securities.
  Differences in yields offered by bonds of different sectors, credit quality, or maturities.
  The impact of currency changes on the sectors.

Principal Risks of Investing in the Series
As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
  The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.
The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:
  The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
  Because much of the Series’ investments may be denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
  Investments in emerging market countries may be more volatile than investments in more developed markets.
Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, these bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Since high yield bonds are low-rated corporate or government bonds, they pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring, carry higher debt burdens, or by smaller and/or less well-established companies than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003, and was not active between that date and its reactivation on October 1, 2012. During its previous activation, the Series offered only one class. Effective October 1, 2012, the Series was reactivated and the Series’ shares were redesignated as Class I shares. Class S shares were not active as of December 31, 2012. Because the Series was not active for a full calendar year during the ten year period ended December 31, 2012, no performance information is provided. Because the Global Fixed Income Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Global Fixed Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Fixed Income Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	GLOBAL FIXED INCOME SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series. For the period October 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and AFFE are based on estimated expenses for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and AFFE are based on estimated expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to provide a high level of total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world, including emerging markets. Under normal circumstances, the Series will invest at least 40% of its net assets in securities issued by non-U.S. companies or non-U.S. governments, their agencies, or instrumentalities. The Series’ portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, securitized/collateralized instruments, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality — The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as “junk bonds,” those rated below BBB-by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor.

Bond Selection Process — The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:
  Relative economic conditions of each country.
  Interest rate sensitivity of particular countries, sectors, and securities.
  Differences in yields offered by bonds of different sectors, credit quality, or maturities.
  The impact of currency changes on the sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
  The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.
The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:
  The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
  Because much of the Series’ investments may be denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
  Investments in emerging market countries may be more volatile than investments in more developed markets.
Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, these bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Since high yield bonds are low-rated corporate or government bonds, they pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring, carry higher debt burdens, or by smaller and/or less well-established companies than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003, and was not active between that date and its reactivation on October 1, 2012. During its previous activation, the Series offered only one class. Effective October 1, 2012, the Series was reactivated and the Series’ shares were redesignated as Class I shares. Class S shares were not active as of December 31, 2012. Because the Series was not active for a full calendar year during the ten year period ended December 31, 2012, no performance information is provided. Because the Global Fixed Income Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Series was not active for a full calendar year during the ten year period ended December 31, 2012, no performance information is provided.
Global Fixed Income Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[3],[4]
AFTER 1 YEAR	rr_ExpenseExampleYear01	78
AFTER 3 YEARS	rr_ExpenseExampleYear03	279
Global Fixed Income Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[3],[4]
AFTER 1 YEAR	rr_ExpenseExampleYear01	93
AFTER 3 YEARS	rr_ExpenseExampleYear03	327

[1]	Other expenses and AFFE are based on estimated expenses for the current fiscal year.
[2]	(AFFE)
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.70% of each Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Core Bond Series
Core Bond Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
CORE BOND SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Core Bond Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Core Bond Series
Management Fees		0.60%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.71%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Core Bond Series	73	227	395	883

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 31% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.

The Advisor may also invest in U.S. Treasury and U.S. Agency securities when it believes they are an attractive investment option relative to corporate and pass-through securities.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
  “Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.
The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.
Principal Risks of Investing in the Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
  The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.
The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 09/30/09): 6.81% Lowest (quarter ended 09/30/08): (3.80)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Core Bond Series	9.74%	7.44%	6.25%	Apr 21, 2005
Core Bond Series Return After Taxes on Distributions	8.21%	5.93%	4.81%	Apr 21, 2005
Core Bond Series Return After Taxes on Distributions and Sale of Series Shares	6.59%	5.54%	4.55%	Apr 21, 2005
Core Bond Series Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses, or taxes)	4.42%	6.03%	5.66%	Apr 21, 2005

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Core Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Bond Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	CORE BOND SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.

The Advisor may also invest in U.S. Treasury and U.S. Agency securities when it believes they are an attractive investment option relative to corporate and pass-through securities.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
  “Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.
		The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
  The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.
The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 6.81% Lowest (quarter ended 09/30/08): (3.80)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Core Bond Series | Core Bond Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	73
AFTER 3 YEARS	rr_ExpenseExampleYear03	227
AFTER 5 YEARS	rr_ExpenseExampleYear05	395
AFTER 10 YEARS	rr_ExpenseExampleYear10	883
2006	rr_AnnualReturn2006	4.51%
2007	rr_AnnualReturn2007	5.58%
2008	rr_AnnualReturn2008	1.66%
2009	rr_AnnualReturn2009	11.46%
2010	rr_AnnualReturn2010	8.97%
2011	rr_AnnualReturn2011	5.68%
2012	rr_AnnualReturn2012	9.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.80%)
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	7.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2005
Core Bond Series | Return After Taxes on Distributions | Core Bond Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2005
Core Bond Series | Return After Taxes on Distributions and Sale of Series Shares | Core Bond Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2005
Core Bond Series | Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%
5 Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2005

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Core Plus Bond Series
Core Plus Bond Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
CORE PLUS BOND SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Core Plus Bond Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Core Plus Bond Series
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.76%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Core Plus Bond Series	78	243	422	942

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 41% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in bonds and other financial instruments with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “high yield bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB- by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.

The Advisor may also invest in U.S. Treasury and U.S. Agency securities when it believes they are an attractive investment option relative to corporate and pass-through securities.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
  “Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.
The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.
Principal Risks of Investing in the Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
  The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.
In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.
Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-U.S. dollar denominated (i.e., foreign) bonds. These risks include:
  The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
  Because such investments are denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
  Investments in emerging market countries can be more volatile than investments in more developed countries.
The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 09/30/09): 7.48% Lowest (quarter ended 09/30/08): (3.42)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Core Plus Bond Series	10.94%	8.22%	6.61%	Apr 21, 2005
Core Plus Bond Series Return After Taxes on Distributions	9.20%	6.35%	4.96%	Apr 21, 2005
Core Plus Bond Series Return After Taxes on Distributions and Sale of Series Shares	7.23%	6.02%	4.74%	Apr 21, 2005
Core Plus Bond Series Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses, or taxes)	4.42%	6.03%	5.66%	Apr 21, 2005

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Core Plus Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Plus Bond Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	CORE PLUS BOND SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in bonds and other financial instruments with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “high yield bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB- by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.

The Advisor may also invest in U.S. Treasury and U.S. Agency securities when it believes they are an attractive investment option relative to corporate and pass-through securities.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
  “Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.
		The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
  The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.
In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.
Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-U.S. dollar denominated (i.e., foreign) bonds. These risks include:
  The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
  Because such investments are denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
  Investments in emerging market countries can be more volatile than investments in more developed countries.
The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 7.48% Lowest (quarter ended 09/30/08): (3.42)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Core Plus Bond Series | Core Plus Bond Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	78
AFTER 3 YEARS	rr_ExpenseExampleYear03	243
AFTER 5 YEARS	rr_ExpenseExampleYear05	422
AFTER 10 YEARS	rr_ExpenseExampleYear10	942
2006	rr_AnnualReturn2006	4.59%
2007	rr_AnnualReturn2007	4.34%
2008	rr_AnnualReturn2008	1.24%
2009	rr_AnnualReturn2009	14.35%
2010	rr_AnnualReturn2010	10.18%
2011	rr_AnnualReturn2011	4.91%
2012	rr_AnnualReturn2012	10.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.42%)
1 Year	rr_AverageAnnualReturnYear01	10.94%
5 Years	rr_AverageAnnualReturnYear05	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2005
Core Plus Bond Series | Return After Taxes on Distributions | Core Plus Bond Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	6.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2005
Core Plus Bond Series | Return After Taxes on Distributions and Sale of Series Shares | Core Plus Bond Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	6.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2005
Core Plus Bond Series | Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%
5 Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2005

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Real Estate Series
Real Estate Series Summary Section
Investment Goal
The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
REAL ESTATE SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Real Estate Series (USD $)	CLASS I	CLASS S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Series		CLASS I	CLASS S
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Other Expenses		0.10%	0.35%
Shareholder Services Fee		none	0.25%
Remainder of Other Expenses		0.10%	0.10%
Total Annual Fund Operating Expenses	[1]	0.85%	1.10%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Real Estate Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
CLASS I	87	271	471	1,049
CLASS S	112	350	606	1,340

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 14% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

The Series may invest in common stocks, convertible securities and other equity securities, principally ETFs (defined below) and preferred stocks, and debt securities. The Series’ investment in debt securities is subject to a limit of 20% of the Series’ assets (measured at the time of purchase). The Series will typically invest in investment grade debt securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 5% of its assets (measured at the time of purchase) in below investment grade debt securities (junk bonds), those rated below BBB-by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor). The Series’ investments in debt securities are not subject to any restrictions on maturity or duration. The Series may invest in foreign companies, including companies located in emerging market countries. The Series’ investments in American Depository Receipts (ADRs) are not considered investments in foreign securities. The Series may invest in securities of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the real estate industry that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the real estate industry, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.

The Series’ investments in REITs and REOCs (together, real estate companies, or RECs) are subject to additional risks. The value of a REIT or REOC can depend on its legal structure and cash flow generation. While RECs raise equity and debt capital through the private and public markets, RECs are neither mutual funds, nor hedge funds, nor private equity funds. Much as other operating companies, RECs incur operating expenses necessary to manage and maintain properties. Investing in the Series will result in absorbing duplicate levels of fees for the Series’ investments in RECs. In addition, REITs are subject to certain federal tax laws and if the REIT fails to qualify for such tax treatment, significant adverse consequences could occur for any such REIT investment. For example, a qualified REIT may be adversely affected by its failure to qualify for tax-free pass through of income.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series’ holdings may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Because the Series may also invest in bonds, it is subject to the following additional risks:
  Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.
In addition to the risks of bonds discussed above, the Series is subject to additional risks due to its ability to invest up to 5% of its assets in high yield or junk bonds:
  High yield bonds may underperform other sectors of the bond market, or the bond market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
High yield bonds pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series’ investments in convertible securities are subject to interest rate risk and credit risk, which are described above. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Class I shares of the Series commenced operations on August 1, 2012. Because they do not have a full calendar year of operations, no performance information is shown for the Class I shares. Because the Class S shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. The bar chart shows the performance of the Class S Shares of the Series (formerly Class A Shares) for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S Shares of the Series for different periods compare to those of a broad-based securities index and the MSCI US REIT Index, which is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The MSCI US REIT Index returns assume daily reinvestment of net dividends. The MSCI US REIT Index provides information on the performance of the real estate sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 12/31/11): 15.15% Lowest (quarter ended 09/30/11): (15.29)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Real Estate Series	1 Year	Since Inception	Inception Date
CLASS S	21.93%	18.38%	Nov 10, 2009
CLASS S Return After Taxes on Distributions	20.35%	16.91%	Nov 10, 2009
CLASS S Return After Taxes on Distributions and Sale of Series Shares	15.01%	15.25%	Nov 10, 2009
S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	16.01%	11.17%	Nov 10, 2009
MSCI US REIT Index (reflect no deduction for fees, expenses, or taxes)	16.47%	19.33%	Nov 10, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Real Estate Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	REAL ESTATE SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

The Series may invest in common stocks, convertible securities and other equity securities, principally ETFs (defined below) and preferred stocks, and debt securities. The Series’ investment in debt securities is subject to a limit of 20% of the Series’ assets (measured at the time of purchase). The Series will typically invest in investment grade debt securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 5% of its assets (measured at the time of purchase) in below investment grade debt securities (junk bonds), those rated below BBB-by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor). The Series’ investments in debt securities are not subject to any restrictions on maturity or duration. The Series may invest in foreign companies, including companies located in emerging market countries. The Series’ investments in American Depository Receipts (ADRs) are not considered investments in foreign securities. The Series may invest in securities of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the real estate industry that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the real estate industry, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.

The Series’ investments in REITs and REOCs (together, real estate companies, or RECs) are subject to additional risks. The value of a REIT or REOC can depend on its legal structure and cash flow generation. While RECs raise equity and debt capital through the private and public markets, RECs are neither mutual funds, nor hedge funds, nor private equity funds. Much as other operating companies, RECs incur operating expenses necessary to manage and maintain properties. Investing in the Series will result in absorbing duplicate levels of fees for the Series’ investments in RECs. In addition, REITs are subject to certain federal tax laws and if the REIT fails to qualify for such tax treatment, significant adverse consequences could occur for any such REIT investment. For example, a qualified REIT may be adversely affected by its failure to qualify for tax-free pass through of income.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series’ holdings may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Because the Series may also invest in bonds, it is subject to the following additional risks:
  Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.
In addition to the risks of bonds discussed above, the Series is subject to additional risks due to its ability to invest up to 5% of its assets in high yield or junk bonds:
  High yield bonds may underperform other sectors of the bond market, or the bond market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
High yield bonds pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series’ investments in convertible securities are subject to interest rate risk and credit risk, which are described above. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Class I shares of the Series commenced operations on August 1, 2012. Because they do not have a full calendar year of operations, no performance information is shown for the Class I shares. Because the Class S shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. The bar chart shows the performance of the Class S Shares of the Series (formerly Class A Shares) for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S Shares of the Series for different periods compare to those of a broad-based securities index and the MSCI US REIT Index, which is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The MSCI US REIT Index returns assume daily reinvestment of net dividends. The MSCI US REIT Index provides information on the performance of the real estate sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class S Shares of the Series (formerly Class A Shares) for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S Shares of the Series for different periods compare to those of a broad-based securities index and the MSCI US REIT Index, which is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Class I shares of the Series commenced operations on August 1, 2012. Because they do not have a full calendar year of operations, no performance information is shown for the Class I shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 12/31/11): 15.15% Lowest (quarter ended 09/30/11): (15.29)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Real Estate Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	87
AFTER 3 YEARS	rr_ExpenseExampleYear03	271
AFTER 5 YEARS	rr_ExpenseExampleYear05	471
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,049
Real Estate Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	112
AFTER 3 YEARS	rr_ExpenseExampleYear03	350
AFTER 5 YEARS	rr_ExpenseExampleYear05	606
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,340
2010	rr_AnnualReturn2010	24.40%
2011	rr_AnnualReturn2011	5.29%
2012	rr_AnnualReturn2012	21.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.29%)
1 Year	rr_AverageAnnualReturnYear01	21.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 10, 2009
Real Estate Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.35%
Since Inception	rr_AverageAnnualReturnSinceInception	16.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 10, 2009
Real Estate Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.01%
Since Inception	rr_AverageAnnualReturnSinceInception	15.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 10, 2009
Real Estate Series | S&P 500 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
Since Inception	rr_AverageAnnualReturnSinceInception	11.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 10, 2009
Real Estate Series | MSCI US REIT Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.47%
Since Inception	rr_AverageAnnualReturnSinceInception	19.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 10, 2009

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Emerging Markets Series
Emerging Markets Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
EMERGING MARKETS SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Emerging Markets Series CLASS A
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Emerging Markets Series CLASS A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses	[1]	0.06%
Total Annual Fund Operating Expenses		1.33%
Less Fee Waivers and Expense Reimbursements		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.26%
[1]	(AFFE)
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[3]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Emerging Markets Series CLASS A	128	415	722	1,595

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 40% of the average value of its portfolio.
Principal Investment Strategies
The Series will normally invest at least 80% of its net assets in securities of emerging market companies. The Series considers a company to be an emerging market company if it meets one or more of the following criteria: (i) its principal securities trading market is in an emerging market country, or (ii) alone or on a consolidated based it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Advisor will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.

The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor primarily uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from emerging market companies. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.
The Advisor may also select securities for the portfolio using a “top down” strategy, which examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEAR ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 03/31/12): 14.43% Lowest (quarter ended 06/30/12): (6.22)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Emerging Markets Series	1 Year	Since Inception	Inception Date
CLASS A	22.90%	18.52%	Nov 16, 2011
CLASS A Return After Taxes on Distributions	21.49%	17.34%	Nov 16, 2011
CLASS A Return After Taxes on Distributions and Sale of Series Shares	15.06%	15.16%	Nov 16, 2011
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.22%	11.43%	Nov 16, 2011

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Emerging Markets Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	EMERGING MARKETS SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will normally invest at least 80% of its net assets in securities of emerging market companies. The Series considers a company to be an emerging market company if it meets one or more of the following criteria: (i) its principal securities trading market is in an emerging market country, or (ii) alone or on a consolidated based it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Advisor will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.

The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor primarily uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from emerging market companies. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.
The Advisor may also select securities for the portfolio using a “top down” strategy, which examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 03/31/12): 14.43% Lowest (quarter ended 06/30/12): (6.22)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Emerging Markets Series | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2],[3]
AFTER 1 YEAR	rr_ExpenseExampleYear01	128
AFTER 3 YEARS	rr_ExpenseExampleYear03	415
AFTER 5 YEARS	rr_ExpenseExampleYear05	722
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,595
2012	rr_AnnualReturn2012	22.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.22%)
1 Year	rr_AverageAnnualReturnYear01	22.90%
Since Inception	rr_AverageAnnualReturnSinceInception	18.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2011
Emerging Markets Series | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.49%
Since Inception	rr_AverageAnnualReturnSinceInception	17.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2011
Emerging Markets Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	15.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2011
Emerging Markets Series | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	11.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2011

[1]	(AFFE)
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[3]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Inflation Focus Equity Series
Inflation Focus Equity Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
INFLATION FOCUS EQUITY SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Inflation Focus Equity Series CLASS A
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Inflation Focus Equity Series CLASS A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.24%
Less Fee Waivers and Expense Reimbursements		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.21%
[1]	(AFFE)
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[3]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Inflation Focus Equity Series CLASS A	123	390	678	1,497

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 56% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of its goal, the Series will normally invest at least 80% of its net assets in equity securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depositary Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Series may invest in fixed income securities of any type, including those issued by the U.S. Government and its agencies and instrumentalities, foreign governments and their agencies and instrumentalities and U.S. and foreign corporations. The Series is not subject to any restrictions on maturity or duration. The Series may invest up to 5% of its assets in debt securities rated below investment grade.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.

In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. Within those industries, the Advisor chooses individual equity holdings by looking for one or more of the following characteristics:
  Companies with products expected to benefit from inflation caused by structural supply and demand imbalances.
  Companies with resilient growth and margins in an inflationary environment supported by less price sensitive demand and robust pricing power.
  Companies with sustainable competitive advantages, such as those that provide an efficiency or substitute for an inflationary good.
  Companies that may be beneficiaries of post-inflation price declines during certain phases of the industry’s supply/demand cycle.
  Companies with undervalued assets that the Advisor expects to appreciate in an inflationary environment.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
  The Advisor’s inflationary outlook is incorrect or the industries or companies in which the Series invests do not realize the expected benefit from inflation.
In addition to the general risks of stock funds, the Series may have special risks related to its investments in foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

Because the Series may invest in fixed-income securities, you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
  The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
The value of the Series’ inflation protected fixed income securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

The Series is subject to the following risks due to its ability to invest in options and forward contracts:
  Options and forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options and forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEAR ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 03/31/12): 12.66% Lowest (quarter ended 06/30/12): (6.60)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Inflation Focus Equity Series	1 Year	Since Inception	Inception Date
CLASS A	14.26%	9.90%	Aug 23, 2011
CLASS A Return After Taxes on Distributions	13.46%	9.35%	Aug 23, 2011
CLASS A Return After Taxes on Distributions and Sale of Series Shares	9.58%	8.22%	Aug 23, 2011
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	16.13%	12.93%	Aug 23, 2011

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Inflation Focus Equity Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Focus Equity Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	INFLATION FOCUS EQUITY SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its goal, the Series will normally invest at least 80% of its net assets in equity securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depositary Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Series may invest in fixed income securities of any type, including those issued by the U.S. Government and its agencies and instrumentalities, foreign governments and their agencies and instrumentalities and U.S. and foreign corporations. The Series is not subject to any restrictions on maturity or duration. The Series may invest up to 5% of its assets in debt securities rated below investment grade.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.

In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. Within those industries, the Advisor chooses individual equity holdings by looking for one or more of the following characteristics:
  Companies with products expected to benefit from inflation caused by structural supply and demand imbalances.
  Companies with resilient growth and margins in an inflationary environment supported by less price sensitive demand and robust pricing power.
  Companies with sustainable competitive advantages, such as those that provide an efficiency or substitute for an inflationary good.
  Companies that may be beneficiaries of post-inflation price declines during certain phases of the industry’s supply/demand cycle.
  Companies with undervalued assets that the Advisor expects to appreciate in an inflationary environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
  The Advisor’s inflationary outlook is incorrect or the industries or companies in which the Series invests do not realize the expected benefit from inflation.
In addition to the general risks of stock funds, the Series may have special risks related to its investments in foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

Because the Series may invest in fixed-income securities, you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
  The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
The value of the Series’ inflation protected fixed income securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

The Series is subject to the following risks due to its ability to invest in options and forward contracts:
  Options and forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options and forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 03/31/12): 12.66% Lowest (quarter ended 06/30/12): (6.60)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Inflation Focus Equity Series | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[2],[3]
AFTER 1 YEAR	rr_ExpenseExampleYear01	123
AFTER 3 YEARS	rr_ExpenseExampleYear03	390
AFTER 5 YEARS	rr_ExpenseExampleYear05	678
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,497
2012	rr_AnnualReturn2012	14.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.60%)
1 Year	rr_AverageAnnualReturnYear01	14.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 23, 2011
Inflation Focus Equity Series | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.46%
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 23, 2011
Inflation Focus Equity Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 23, 2011
Inflation Focus Equity Series | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 23, 2011

[1]	(AFFE)
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[3]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Diversified Tax Exempt Series
Diversified Tax Exempt Series Summary Section
Investment Goal
The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
DIVERSIFIED TAX EXEMPT SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Diversified Tax Exempt Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Diversified Tax Exempt Series
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.58%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Diversified Tax Exempt Series	59	186	324	726

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.
In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
  Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
  Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 09/30/09): 7.31% Lowest (quarter ended 12/31/10): (5.52)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Diversified Tax Exempt Series	3.01%	4.39%	4.01%	4.60%	Feb 14, 1994
Diversified Tax Exempt Series Return After Taxes on Distributions	2.97%	4.34%	3.97%	4.57%	Feb 14, 1994
Diversified Tax Exempt Series Return After Taxes on Distributions and Sale of Series Shares	2.63%	4.21%	3.91%	4.49%	Feb 14, 1994
Diversified Tax Exempt Series Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.40%	5.15%	4.46%	5.18%	Feb 14, 1994

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Diversified Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Tax Exempt Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	DIVERSIFIED TAX EXEMPT SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.
In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
  Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
  Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 7.31% Lowest (quarter ended 12/31/10): (5.52)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Diversified Tax Exempt Series | Diversified Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	59
AFTER 3 YEARS	rr_ExpenseExampleYear03	186
AFTER 5 YEARS	rr_ExpenseExampleYear05	324
AFTER 10 YEARS	rr_ExpenseExampleYear10	726
2003	rr_AnnualReturn2003	4.65%
2004	rr_AnnualReturn2004	3.80%
2005	rr_AnnualReturn2005	2.60%
2006	rr_AnnualReturn2006	3.94%
2007	rr_AnnualReturn2007	3.20%
2008	rr_AnnualReturn2008	(1.79%)
2009	rr_AnnualReturn2009	12.75%
2010	rr_AnnualReturn2010	0.41%
2011	rr_AnnualReturn2011	8.24%
2012	rr_AnnualReturn2012	3.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.52%)
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 1994
Diversified Tax Exempt Series | Return After Taxes on Distributions | Diversified Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 1994
Diversified Tax Exempt Series | Return After Taxes on Distributions and Sale of Series Shares | Diversified Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 1994
Diversified Tax Exempt Series | Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 1994

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

New York Tax Exempt Series
New York Tax Exempt Series Summary Section
Investment Goal
The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
NEW YORK TAX EXEMPT SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	New York Tax Exempt Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New York Tax Exempt Series
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.61%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
New York Tax Exempt Series	62	195	340	762

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 7% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and New York State personal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB and above by S&P or Baa or above by Moody’s, or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. This risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.
In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
  Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
  Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:
  Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
  The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly the New York City area.
  The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
  New York’s economy is heavily dependent on the financial sector, and the Series may be adversely affected by economic problems affecting that sector.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 09/30/09): 6.23% Lowest (quarter ended 12/31/10): (5.27)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
New York Tax Exempt Series	3.31%	4.28%	3.74%	4.45%	Jan 17, 1994
New York Tax Exempt Series Return After Taxes on Distributions	3.31%	4.22%	3.67%	4.41%	Jan 17, 1994
New York Tax Exempt Series Return After Taxes on Distributions and Sale of Series Shares	2.82%	4.11%	3.67%	4.36%	Jan 17, 1994
New York Tax Exempt Series Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.40%	5.15%	4.46%	5.17%	Jan 17, 1994

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
New York Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	New York Tax Exempt Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	NEW YORK TAX EXEMPT SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and New York State personal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB and above by S&P or Baa or above by Moody’s, or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. This risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.
In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
  Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
  Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:
  Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
  The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly the New York City area.
  The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
  New York’s economy is heavily dependent on the financial sector, and the Series may be adversely affected by economic problems affecting that sector.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 6.23% Lowest (quarter ended 12/31/10): (5.27)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
New York Tax Exempt Series | New York Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	62
AFTER 3 YEARS	rr_ExpenseExampleYear03	195
AFTER 5 YEARS	rr_ExpenseExampleYear05	340
AFTER 10 YEARS	rr_ExpenseExampleYear10	762
2003	rr_AnnualReturn2003	3.90%
2004	rr_AnnualReturn2004	2.83%
2005	rr_AnnualReturn2005	2.33%
2006	rr_AnnualReturn2006	3.48%
2007	rr_AnnualReturn2007	3.44%
2008	rr_AnnualReturn2008	(2.37%)
2009	rr_AnnualReturn2009	12.46%
2010	rr_AnnualReturn2010	0.32%
2011	rr_AnnualReturn2011	8.37%
2012	rr_AnnualReturn2012	3.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 1994
New York Tax Exempt Series | Return After Taxes on Distributions | New York Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 1994
New York Tax Exempt Series | Return After Taxes on Distributions and Sale of Series Shares | New York Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 1994
New York Tax Exempt Series | Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 1994

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Ohio Tax Exempt Series
Ohio Tax Exempt Series Summary Section
Investment Goal
The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
OHIO TAX EXEMPT SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Ohio Tax Exempt Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ohio Tax Exempt Series
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.77%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Ohio Tax Exempt Series	79	246	428	954

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and Ohio State personal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in Ohio. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.
In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
  Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
  Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:
  Concentration in Ohio tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
  The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions.
  The Series is subject to the risk that its market segment (Ohio tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
  Ohio’s economy is heavily dependent on the manufacturing sector and the Series may be adversely affected by economic problems affecting that sector.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 09/30/09): 7.42% Lowest (quarter ended 12/31/10): (5.86)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Ohio Tax Exempt Series	3.09%	4.50%	3.93%	4.45%	Feb 14, 1994
Ohio Tax Exempt Series Return After Taxes on Distributions	3.09%	4.40%	3.85%	4.39%	Feb 14, 1994
Ohio Tax Exempt Series Return After Taxes on Distributions and Sale of Series Shares	2.57%	4.25%	3.81%	4.33%	Feb 14, 1994
Ohio Tax Exempt Series Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.40%	5.15%	4.46%	5.18%	Feb 14, 1994

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Ohio Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ohio Tax Exempt Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	OHIO TAX EXEMPT SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and Ohio State personal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in Ohio. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.
In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
  Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
  Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:
  Concentration in Ohio tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
  The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions.
  The Series is subject to the risk that its market segment (Ohio tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
  Ohio’s economy is heavily dependent on the manufacturing sector and the Series may be adversely affected by economic problems affecting that sector.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 7.42% Lowest (quarter ended 12/31/10): (5.86)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ohio Tax Exempt Series | Ohio Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	79
AFTER 3 YEARS	rr_ExpenseExampleYear03	246
AFTER 5 YEARS	rr_ExpenseExampleYear05	428
AFTER 10 YEARS	rr_ExpenseExampleYear10	954
2003	rr_AnnualReturn2003	4.23%
2004	rr_AnnualReturn2004	3.28%
2005	rr_AnnualReturn2005	2.85%
2006	rr_AnnualReturn2006	3.19%
2007	rr_AnnualReturn2007	3.28%
2008	rr_AnnualReturn2008	(1.74%)
2009	rr_AnnualReturn2009	13.09%
2010	rr_AnnualReturn2010	0.14%
2011	rr_AnnualReturn2011	8.65%
2012	rr_AnnualReturn2012	3.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.86%)
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 1994
Ohio Tax Exempt Series | Return After Taxes on Distributions | Ohio Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 1994
Ohio Tax Exempt Series | Return After Taxes on Distributions and Sale of Series Shares | Ohio Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 1994
Ohio Tax Exempt Series | Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 1994

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Strategic Income Conservative Series
Strategic Income Conservative Series Summary Section
Investment Goal
The Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
STRATEGIC INCOME CONSERVATIVE SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Income Conservative Series (USD $)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Conservative Series		CLASS S	CLASS I
Management Fee		none	none
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	5.63%	5.38%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		5.38%	5.38%
Acquired Fund Fees and Expenses	[2][3]	0.71%	0.71%
Total Annual Fund Operating Expenses		6.34%	6.09%
Less Fee Waiver and/or Expense Reimbursement		(5.33%)	(5.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4][5]	1.01%	0.76%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year.
[3]	(AFFE)
[4]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[5]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Income Conservative Series (USD $)	CLASS S	CLASS I
1 Year	103	78
3 Years	1,404	1,333

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period August 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 5% of the average value of its portfolio.
Principal Investment Strategies
The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, High Yield Bond Series, and the Real Estate Series, as well as other Series of the Fund.

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	10.2%
High Yield Bond Series	5.9%
Real Estate Series	21.1%

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Plus Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Dividend Focus Series will invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs),that are designed to track the performance of non-investment grade securities. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade debt securities.

The Series is managed with a more conservative asset allocation than the Strategic Income Moderate Series. The asset allocation range for the Series is expected to be 15%-45% in the underlying stock funds and 55%-85% in the underlying bond funds.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Principal Risks of Investing in the Series
The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Quantitative strategy risk — Because the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Strategic Income Conservative Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Income Conservative Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to manage against capital risk and generate income with a
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondary goal of pursuing long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	STRATEGIC INCOME CONSERVATIVE SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period August 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, High Yield Bond Series, and the Real Estate Series, as well as other Series of the Fund.

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	10.2%
High Yield Bond Series	5.9%
Real Estate Series	21.1%

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Plus Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Dividend Focus Series will invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs),that are designed to track the performance of non-investment grade securities. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade debt securities.

The Series is managed with a more conservative asset allocation than the Strategic Income Moderate Series. The asset allocation range for the Series is expected to be 15%-45% in the underlying stock funds and 55%-85% in the underlying bond funds.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Quantitative strategy risk — Because the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Strategic Income Conservative Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	5.38%
Other Expenses	rr_OtherExpensesOverAssets	5.63%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.34%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[4],[5]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	1,404
Strategic Income Conservative Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	5.38%
Other Expenses	rr_OtherExpensesOverAssets	5.38%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.09%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[4],[5]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	1,333

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year.
[3]	(AFFE)
[4]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[5]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

Strategic Income Moderate Series
Strategic Income Moderate Series Summary Section
Investment Goal
The Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
STRATEGIC INCOME MODERATE SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Income Moderate Series (USD $)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Moderate Series		CLASS S	CLASS I
Management Fee		none	none
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	5.86%	5.61%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		5.61%	5.61%
Acquired Fund Fees and Expenses	[2][3]	0.70%	0.70%
Total Annual Fund Operating Expenses		6.56%	6.31%
Less Fee Waiver and/or Expense Reimbursement		(5.56%)	(5.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4][5]	1.00%	0.75%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year.
[3]	(AFFE)
[4]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[5]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Income Moderate Series (USD $)	CLASS S	CLASS I
1 Year	102	77
3 Years	1,445	1,375

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period August 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 7% of the average value of its portfolio.
Principal Investment Strategies
The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series may invest in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, High Yield Bond Series, Inflation Focus Equity Series, and the Real Estate Series, as well as other Series of the Fund.

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	10.2%
High Yield Bond Series	5.9%
Real Estate Series	21.1%

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields.The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Plus Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Dividend Focus Series will invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The Emerging Markets Series will normally invest at least 80% of its net assets in securities of emerging market companies. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The Inflation Focus Equity Series will normally invest at least 80% of its net assets in equity securities. In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. The Series may invest in stocks of small, large, or mid-size companies. The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade securities. The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 35%-65% in the underlying stock funds and 35%-65% in the underlying bond funds.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Principal Risks of Investing in the Series
The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets risk — In addition to the risks discussed above relating to investments in foreign companies located in developed countries, an underlying fund’s investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Quantitative strategy risk — Because the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Strategic Income Moderate Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Income Moderate Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	STRATEGIC INCOME MODERATE SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period August 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series may invest in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, High Yield Bond Series, Inflation Focus Equity Series, and the Real Estate Series, as well as other Series of the Fund.

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	10.2%
High Yield Bond Series	5.9%
Real Estate Series	21.1%

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields.The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Plus Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Dividend Focus Series will invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The Emerging Markets Series will normally invest at least 80% of its net assets in securities of emerging market companies. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The Inflation Focus Equity Series will normally invest at least 80% of its net assets in equity securities. In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. The Series may invest in stocks of small, large, or mid-size companies. The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade securities. The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 35%-65% in the underlying stock funds and 35%-65% in the underlying bond funds.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets risk — In addition to the risks discussed above relating to investments in foreign companies located in developed countries, an underlying fund’s investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Quantitative strategy risk — Because the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Strategic Income Moderate Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	5.61%
Other Expenses	rr_OtherExpensesOverAssets	5.86%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.56%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[4],[5]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	1,445
Strategic Income Moderate Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	5.61%
Other Expenses	rr_OtherExpensesOverAssets	5.61%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.31%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[4],[5]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	1,375

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year.
[3]	(AFFE)
[4]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[5]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

Class B, Z, D and E Shares Prospectus | World Opportunities Series
World Opportunities Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Class B, Z, D and E Shares Prospectus World Opportunities Series (USD $)	Class B	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class B, Z, D and E Shares Prospectus World Opportunities Series	Class B	Class Z	Class D	Class E
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	1.00%	0.75%	0.50%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.09%	1.84%	1.59%	1.34%

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class B, Z, D and E Shares Prospectus World Opportunities Series (USD $)	Class B	Class Z	Class D	Class E
1 Year	212	187	162	136
3 Years	655	579	502	425
5 Years	1,124	995	866	734
10 Years	2,421	2,159	1,889	1,613

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 45% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market counties, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance. Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com

Quarterly Returns Highest (quarter ended 09/30/09): 24.95% Lowest (quarter ended 12/31/08): (24.30)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class B, Z, D and E Shares Prospectus World Opportunities Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS A SHARES	18.81%	(1.93%)	9.83%	8.48%	Sep 6, 1996
CLASS A SHARES Return After Taxes on Distributions	18.67%	(2.36%)	8.84%	5.71%	Sep 6, 1996
CLASS A SHARES Return After Taxes on Distributions and Sale of Series Shares	12.75%	(1.64%)	8.57%	5.83%	Sep 6, 1996
MSCI All Country World Index ex US (reflects no deduction for fees, expenses, or taxes)	16.83%	(2.89%)	9.74%	5.17%	Sep 30, 1996

Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class B, Z, D and E Shares Prospectus | World Opportunities Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	World Opportunities Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market counties, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance. Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 24.95% Lowest (quarter ended 12/31/08): (24.30)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

		The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class B, Z, D and E Shares Prospectus | World Opportunities Series | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	2,421
Class B, Z, D and E Shares Prospectus | World Opportunities Series | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	187
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
Class B, Z, D and E Shares Prospectus | World Opportunities Series | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
Class B, Z, D and E Shares Prospectus | World Opportunities Series | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
Class B, Z, D and E Shares Prospectus | World Opportunities Series | Class A
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	30.80%
2004	rr_AnnualReturn2004	25.42%
2005	rr_AnnualReturn2005	11.33%
2006	rr_AnnualReturn2006	33.88%
2007	rr_AnnualReturn2007	15.13%
2008	rr_AnnualReturn2008	(40.07%)
2009	rr_AnnualReturn2009	39.12%
2010	rr_AnnualReturn2010	9.23%
2011	rr_AnnualReturn2011	(16.14%)
2012	rr_AnnualReturn2012	18.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
1 Year	rr_AverageAnnualReturnYear01	18.81%
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
10 Years	rr_AverageAnnualReturnYear10	9.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1996
Class B, Z, D and E Shares Prospectus | World Opportunities Series | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.67%
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
10 Years	rr_AverageAnnualReturnYear10	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1996
Class B, Z, D and E Shares Prospectus | World Opportunities Series | Return After Taxes on Distributions and Sale of Series Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	(1.64%)
10 Years	rr_AverageAnnualReturnYear10	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1996
Class B, Z, D and E Shares Prospectus | World Opportunities Series | MSCI All Country World Index ex US (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1996

Class B, Z, D and E Shares | Small Cap Series
Small Cap Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Class B, Z, D and E Shares Small Cap Series (USD $)	Class B	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class B, Z, D and E Shares Small Cap Series	Class B	Class Z	Class D	Class E
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	1.00%	0.75%	0.50%	0.25%
Other Expenses	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fee and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.11%	1.86%	1.61%	1.36%

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class B, Z, D and E Shares Small Cap Series (USD $)	Class B	Class Z	Class D	Class E
1 Year	214	189	164	138
3 Years	661	585	508	431
5 Years	1,134	1,006	876	745
10 Years	2,441	2,180	1,911	1,635

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  Small company stocks go down in value or underperform larger company stocks.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:
  The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small companies may be less marketable than the stocks of larger companies.
  Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies. Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market counties, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com

Quarterly Returns Highest (quarter ended 06/30/09): 25.88% Lowest (quarter ended 12/31/08): (32.79)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class B, Z, D and E Shares Small Cap Series	1 Year	5 Years	10 Years	Since Current Activation	Inception Date
CLASS A SHARES	18.66%	(0.35%)	7.08%	7.24%	Apr 30, 1992
CLASS A SHARES Return After Taxes on Distributions	18.66%	(0.39%)	5.86%	5.38%	Apr 30, 1992
CLASS A SHARES Return After Taxes on Distributions and Sale of Series Shares	12.13%	(0.31%)	6.00%	5.49%	Apr 30, 1992
S&P 500 Total Return Index (reflect no deduction for fees, expenses, or taxes)	16.01%	1.68%	7.11%	8.31%	Apr 30, 1992
Russell 2000�� Index (reflect no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%	8.84%	Apr 30, 1992

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class B, Z, D and E Shares | Small Cap Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  Small company stocks go down in value or underperform larger company stocks.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:
  The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small companies may be less marketable than the stocks of larger companies.
  Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies. Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market counties, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/09): 25.88% Lowest (quarter ended 12/31/08): (32.79)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class B, Z, D and E Shares | Small Cap Series | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	2,441
Class B, Z, D and E Shares | Small Cap Series | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,180
Class B, Z, D and E Shares | Small Cap Series | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,911
Class B, Z, D and E Shares | Small Cap Series | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
Class B, Z, D and E Shares | Small Cap Series | CLASS A
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	37.82%
2004	rr_AnnualReturn2004	19.81%
2005	rr_AnnualReturn2005	14.11%
2006	rr_AnnualReturn2006	18.06%
2007	rr_AnnualReturn2007	(9.32%)
2008	rr_AnnualReturn2008	(50.68%)
2009	rr_AnnualReturn2009	48.39%
2010	rr_AnnualReturn2010	25.71%
2011	rr_AnnualReturn2011	(10.01%)
2012	rr_AnnualReturn2012	18.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.79%)
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	7.08%
Since Current Activation	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992
Class B, Z, D and E Shares | Small Cap Series | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	5.86%
Since Current Activation	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992
Class B, Z, D and E Shares | Small Cap Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
10 Years	rr_AverageAnnualReturnYear10	6.00%
Since Current Activation	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992
Class B, Z, D and E Shares | Small Cap Series | S&P 500 Total Return Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	7.11%
Since Current Activation	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992
Class B, Z, D and E Shares | Small Cap Series | Russell 2000�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Since Current Activation	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1992

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013